BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
TransDigm Group, Inc. ............... 5,712 $ 4,210,030
Automobiles — 2.7%
Tesla, Inc.
(a)
....................... 22,469 4,661,419
Broadline Retail — 7.2%
Amazon.com, Inc.
(a)
................. 121,049 12,503,151
Capital Markets — 4.8%
Blackstone, Inc. .................... 24,203 2,125,992
MSCI, Inc. ....................... 5,031 2,815,800
S&P Global, Inc. ................... 9,892 3,410,465
8,352,257
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 8,534 1,918,187
Commercial Services & Supplies — 2.2%
Cintas Corp. ...................... 4,361 2,017,747
Waste Connections, Inc. .............. 12,397 1,724,051
3,741,798
Entertainment — 1.5%
Netflix, Inc.
(a)
...................... 7,538 2,604,228
Financial Services — 7.7%
Adyen NV, ADR
(a)
................... 72,910 1,154,894
Mastercard, Inc., Class A .............. 11,755 4,271,885
Visa, Inc., Class A
(b)
................. 34,620 7,805,425
13,232,204
Health Care Equipment & Supplies — 4.8%
(a)
Boston Scientific Corp. ............... 50,819 2,542,475
IDEXX Laboratories, Inc. .............. 5,192 2,596,415
Intuitive Surgical, Inc. ................ 12,401 3,168,083
8,306,973
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc. .............. 11,123 5,256,619
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.
(a)
........... 1,421 2,427,480
Evolution AB
(c)(d)
.................... 26,589 3,562,354
5,989,834
Interactive Media & Services — 6.3%
(a)
Alphabet, Inc., Class A ............... 80,663 8,367,173
Match Group, Inc. .................. 65,663 2,520,802
10,887,975
IT Services — 0.2%
MongoDB, Inc., Class A
(a)
............. 1,443 336,392
Life Sciences Tools & Services — 4.5%
Danaher Corp. .................... 13,986 3,525,031
Lonza Group AG (Registered) .......... 3,329 2,004,057
Thermo Fisher Scientific, Inc. ........... 4,034 2,325,077
7,854,165
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc. ................ 13,156 2,073,386
EQT Corp. ....................... 10,209 325,769
2,399,155
Pharmaceuticals — 2.9%
AstraZeneca plc, ADR
(b)
.............. 15,859 1,100,773
Eli Lilly & Co. ..................... 3,037 1,042,966
Zoetis, Inc., Class A ................. 16,772 2,791,532
4,935,271
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.
(a)
......... 40,865 $ 4,005,179
ASML Holding NV (Registered), ADR ..... 8,675 5,905,159
KLA Corp. ........................ 8,403 3,354,226
NVIDIA Corp. ..................... 27,111 7,530,622
20,795,186
Software — 18.2%
BILL Holdings, Inc.
(a)(b)
................ 6,792 551,103
Cadence Design Systems, Inc.
(a)
........ 17,135 3,599,892
Intuit, Inc. ........................ 16,210 7,226,904
Microsoft Corp. .................... 54,302 15,655,267
Palo Alto Networks, Inc.
(a)
............. 4,467 892,239
ServiceNow, Inc.
(a)
.................. 7,438 3,456,587
31,381,992
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 8,188 868,992
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc. ....................... 95,133 15,687,432
Textiles, Apparel & Luxury Goods — 4.3%
LVMH Moet Hennessy Louis Vuitton SE .... 3,752 3,443,993
NIKE, Inc., Class B ................. 32,290 3,960,046
7,404,039
Total Common Stocks — 100.3%
(Cost: $143,243,941) ............................. 173,327,299
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,061,774)
(e)(f)
............... 9,690 1,532,618
Total Preferred Securities — 0.9%
(Cost: $1,061,774) .............................. 1,532,618
Total Long-Term Investments — 101.2%
(Cost: $144,305,715) ............................. 174,859,917
Short-Term Securities
Money Market Funds — 4.9%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 323,824 323,824
SL Liquidity Series, LLC, Money Market Series,
5.01%
(i)
....................... 8,068,483 8,069,290
Total Short-Term Securities — 4.9%
(Cost: $8,393,113) .............................. 8,393,114
Total Investments — 106.1%
(Cost: $152,698,828 ) ............................. 183,253,031
Liabilities in Excess of Other Assets — (6.1)% ............ (10,455,158)
Net Assets — 100.0% ..............................
$ 172,797,873

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,532,618, representing 0.89% of its net assets as of period end, and an original cost of $1,061,774.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 411,048 $ — $ (87,224)
(a)
$ — $ — $ 323,824 323,824 $ 3,819 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 577,041 7,491,134
(a)
— 1,115 — 8,069,290 8,068,483 2,631
(b)
—
$ 1,115 $ — $ 8,393,114 $ 6,450 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,210,030 $ — $ — $ 4,210,030
Automobiles .......................................... 4,661,419 — — 4,661,419
Broadline Retail ........................................ 12,503,151 — — 12,503,151
Capital Markets ........................................ 8,352,257 — — 8,352,257
Chemicals ............................................ 1,918,187 — — 1,918,187
Commercial Services & Supplies ............................. 3,741,798 — — 3,741,798
Entertainment ......................................... 2,604,228 — — 2,604,228
Financial Services ...................................... 13,232,204 — — 13,232,204
Health Care Equipment & Supplies ........................... 8,306,973 — — 8,306,973
Health Care Providers & Services ............................ 5,256,619 — — 5,256,619
Hotels, Restaurants & Leisure .............................. 2,427,480 3,562,354 — 5,989,834
Interactive Media & Services ............................... 10,887,975 — — 10,887,975
IT Services ........................................... 336,392 — — 336,392
Life Sciences Tools & Services .............................. 5,850,108 2,004,057 — 7,854,165
Oil, Gas & Consumable Fuels ............................... 2,399,155 — — 2,399,155
Pharmaceuticals ....................................... 4,935,271 — — 4,935,271
Semiconductors & Semiconductor Equipment .................... 20,795,186 — — 20,795,186
Software ............................................. 31,381,992 — — 31,381,992
Specialty Retail ........................................ 868,992 — — 868,992
Technology Hardware, Storage & Peripherals .................... 15,687,432 — — 15,687,432
Textiles, Apparel & Luxury Goods ............................ 3,960,046 3,443,993 — 7,404,039
Preferred Stocks ......................................... — — 1,532,618 1,532,618
Short-Term Securities
Money Market Funds ...................................... 323,824 — — 323,824
$ 164,640,719 $ 9,010,404 $ 1,532,618 $ 175,183,741
Investments Valued at NAV
(a)
..................................... 8,069,290
$ —
$ 183,253,031
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2022 ................................................................................... $ 1,596,979 $ 1,596,979
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)
..................................................................................... (64,361) (64,361)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2023 ......................................................................................
$ 1,532,618 $ 1,532,618
Net change in unrealized depreciation on investments still held at March 31, 2023
(a)
.........................................................
$ (64,361) $ (64,361)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)